Significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Accounting Policies [Abstract]
Schedule of estimated useful life of property and equipment

Depreciation is calculated using the following terms and methods:

Equipment	5 years	Straight Line
Furniture	5 years	Straight Line
IT Equipment	3 years	Straight Line
Leasehold Improvement	5 years	Straight Line
Laptops	3 years	Straight Line

Schedule of estimated useful life of intangible assets	Amortization is calculated using the following terms and methods:
Software	7 years	Straight Line